Other assets (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Assets
Other assets are analysed as follows:

	31/12/19	31/12/18
Advances to suppliers	4,507	3,471
Deferred costs for Natuzzi Display System	2,580	2,617
Deferred costs for slotting fees	1,951	1,922
Delivery and commission costs for sales derecognised	2,302	1,839
Deferred costs for Service-Type Warranty	389	452
Prepaid expenses and accrued income	408	1,165

Total other assets	12,137	11,466
Less current portion	(9,241)	(8,107)

Non-current portion	2,896	3,359